CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 1,106	$ 1,050
Financial assets	361	433
Accounts and other receivable, net	3,454	1,703
Inventory, net	1,068	229
Assets held for sale	14	264
Other assets	430	397
Current assets	6,433	4,076
Financial assets	423	106
Accounts and other receivable, net	908	94
Other assets	79	21
Property, plant and equipment	2,530	2,096
Deferred income tax assets	174	111
Intangible assets	3,094	371
Equity accounted investments	609	166
Goodwill	1,554	1,152
Total assets	15,804	8,193
Liabilities
Accounts payable and other	4,865	2,079
Liabilities associated with assets held for sale	0	66
Borrowings	825	411
Current liabilities	5,690	2,556
Accounts payable and other	773	378
Borrowings	2,440	1,140
Deferred income tax liabilities	837	81
Total liabilities	9,740	4,155
Equity
Limited partners	1,585	1,206
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,453	1,295
Interest of others in operating subsidiaries	3,026	1,537
Total equity	6,064	4,038
Total liabilities and equity	$ 15,804	$ 8,193